International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2022	2021	2020
Income:
Dividends from subsidiaries	$222,175	$80,882	$130,950
Interest income on notes receivable	2,394	1,139	357
Interest income (loss) on other investments	8,662	9,662	(1,126)
Other	857	58	5
Total income	234,088	91,741	130,186
Expenses:
Interest expense (Debentures)	5,037	2,792	3,832
Provision for credit loss	437	—	27
Other	2,291	2,272	1,988
Total expenses	7,765	5,064	5,847
Income before federal income taxes and equity in undistributed net income of subsidiaries	226,323	86,677	124,339
Income tax expense (benefit)	504	1,358	(1,339)
Income before equity in undistributed net income of subsidiaries	225,819	85,319	125,678
Equity in undistributed net income of subsidiaries	74,413	168,603	41,641
Net income	$300,232	$253,922	$167,319